Property, Plant and Equipment (Details 1) - Level 3 of fair value hierarchy [member] ¥ in Thousands	12 Months Ended
Dec. 31, 2017 JPY (¥)
Disclosure of detailed information about property, plant and equipment [line items]
Description of valuation techniques used in fair value measurement, assets	Sales price of comparable property in close proximity are adjusted for differences in key attributes such as property size. The expected sales price is adjusted with sales discount based on land size. The significant inputs into this valuation approach are price per square meter of comparable properties and sales discount.
Sales Fair Value Measurement Assets Of Valuation Approach Amount	¥ 8,000
Sales Discount Fair Value Measurement Assets Of Valuation Approach	15.00%
Description of interrelationships between unobservable inputs and of how they might magnify or mitigate effect of changes in unobservable inputs on fair value measurement, assets	the price per square meter is higher (lower); or the sales discount rates are lower (higher)